Commitments and Contingencies (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended
	Oct. 02, 2021	Oct. 03, 2020
Lease agreement
Other Commitments [Line Items]
Rent expense of Operating lease	$ 7,517,000	$ 7,686,000
Members of the Company
Other Commitments [Line Items]
Rent expense of Operating lease	$ 503	$ 393